May 01, 2021
Dodge & Cox Balanced Fund
Dodge & Cox Balanced Fund
Investment Objectives
The Fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that: ∎ You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods; ∎ Your investment has a 5% return each year; and ∎ The Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when Dodge & Cox buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a diversified portfolio of equity securities and debt securities. Under normal circumstances no less than 25% and no more than 75% of the Fund’s total assets will be invested in equity securities. The Fund may invest up to 20% of its total assets in U.S. dollar-denominated equity or debt securities of non‑U.S. issuers traded in the United States that are not in the S&P 500 Index. Asset allocation between equity and debt securities is based on Dodge & Cox’s assessment of the potential risks and returns for each asset class over a three- to five-year horizon. Factors used to estimate the range of potential returns include: future earnings growth, the outlook for the economy, inflation and interest rate trends, and current valuations relative to historical ranges. Equity securities in which the Fund may invest include common stocks, depositary receipts evidencing ownership of common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants). The Fund’s equity investments are typically in medium‑to‑large well-established companies based on standards of the applicable market. In selecting equity investments, the Fund typically invests in companies that, in Dodge & Cox’s opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term growth. The Fund focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, relevant environmental, social, and governance (ESG) issues, and the reputation, experience, and competence of a company’s management are weighed against valuation in selecting individual securities. The Fund also considers the economic and political stability of the country where the issuer is located and the protections provided to shareholders, as well as relevant environmental, social, and governance issues. Debt securities in which the Fund may invest include government and government-related obligations, mortgage- and asset-backed securities, corporate and municipal bonds, and may include other fixed and floating rate instruments. The proportion of Fund assets invested in various classes of debt securities is determined based on Dodge & Cox’s appraisal of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers, and other factors. In selecting debt securities, Dodge & Cox considers many factors, including yield, credit quality, liquidity, covenants, call risk, duration, structure, and capital appreciation potential, as well as relevant ESG issues. A maximum of 20% of the debt portion of the Fund may be invested in debt securities rated below investment grade, commonly referred to as high-yield or “junk” bonds; provided no more than 5% of the debt portion of the Fund may be invested in securities rated below B3 or B‑ by Moody’s, S&P, or Fitch. “Investment-grade” means (i) securities rated Baa3 or higher by Moody’s Investors Service (“Moody’s”), or BBB‑ or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or equivalently rated by any nationally recognized statistical rating organization (“NRSRO”), including U.S. dollar-denominated foreign issues and issues of supranational agencies, or (ii) unrated securities if deemed to be of investment-grade quality by Dodge & Cox. The Fund invests in hybrid securities, which may be classified as equity or debt depending on the specific structure and features of each security. The Fund may use equity options or total return swaps referencing single stocks or stock indices to create or hedge equity exposure. The Fund may also use futures referencing stock indices to equitize, or create equity market exposure, approximately equal to some or all of its non‑equity assets, or to hedge against a general downturn in the equity markets. The Fund may also invest in interest rate derivatives, such as U.S. Treasury futures, for a variety of purposes, including, but not limited to, managing the Fund’s duration or adjusting the Fund’s exposure to debt securities with different maturities.
Principal Risks of Investing
You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by: ∎ Equity risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. ∎ Market risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could also have a significant impact on the Fund and its investments and potentially increase the risks described herein. ∎ Asset allocation risk. The assumptions and theses on which Dodge & Cox bases its allocation of assets may be wrong. The Fund’s balance between equity and debt securities limits its potential for capital appreciation relative to an all‑stock fund and contributes to greater volatility relative to an all‑bond fund. ∎ Manager risk. Dodge & Cox’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Depending on market conditions, Dodge & Cox’s investing style may perform better or worse than portfolios with a different investment style. Dodge & Cox may not make timely purchases or sales of securities for the Fund. The Fund may underperform the broad market, relevant indices, or other funds with similar objectives and investment strategies. ∎ Interest rate risk. Debt security prices may decline due to rising interest rates. The price of debt securities with longer maturities is typically affected more by rising interest rates than the price of debt securities with shorter maturities. ∎ Credit risk. An issuer or guarantor of a debt security may be unable or unwilling to make scheduled payments of interest and principal. Actual or perceived deterioration in an issuer’s or guarantor’s financial condition may affect a security’s value. ∎ Below investment-grade securities risk. Debt securities rated below investment-grade, also known as high-yield or “junk” bonds generally have greater credit risk, more price volatility, and less liquidity than investment-grade securities. ∎ Mortgage- and asset-backed securities risk. Mortgage- and certain asset-backed securities permit early repayment of principal based on prepayment of the underlying assets; changes in the rate of repayment affect the price and volatility of an investment. If prepayments occur more quickly than expected, the Fund receives lower interest payments than it expects. If prepayments occur more slowly than expected, it delays the return of principal to the Fund. Securities issued by certain U.S. government sponsored entities (“GSEs”) are not issued or guaranteed by the U.S. Treasury; there is no assurance the U.S. government will provide support in the event a GSE issuer cannot meet its obligations. ∎ Liquidity risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified during times of market stress or under circumstances that cause increased supply in the market due to unusually high selling activity. ∎ Derivatives risk. Investing with derivatives, such as equity options, total return swaps and equity index futures and Treasury futures, involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. A derivative can create leverage because it can result in exposure to an amount of a security, index, or other underlying investment (a “notional amount”) that is substantially larger than the derivative position’s market value. Often, the upfront payment required to enter into a derivative is much smaller than the potential for loss, which for certain types of derivatives may be unlimited. The Fund may not be able to close a derivatives position at an advantageous time or price. For over‑the‑counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund. ∎ Non‑U.S. investment risk. Securities of non‑U.S. issuers (including ADRs and other securities that represent interests in a non‑U.S. issuer’s securities) may be more volatile, harder to value, and have lower overall liquidity than U.S. securities. Non‑U.S. issuers may be subject to political, economic, or market instability or unfavorable government action in their local jurisdictions or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non‑U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. These risks may be higher when investing in emerging market issuers. Certain of these elevated risks may also apply to securities of U.S. issuers with significant non‑U.S. operations. ∎ Call risk. If interest rates fall, issuers of callable bonds may repay securities with higher interest rates before maturity. This could cause the Fund to lose potential price appreciation and reinvest the proceeds in securities with lower interest rates or more credit risk. ∎ Sovereign and government-related debt risk. An issuer of sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due. In the event of a default by a governmental entity on a sovereign debt obligation, there may be few or no effective legal remedies for collecting on such debt. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year. The table shows how the Fund’s average annual total returns for one, five, and ten years compare with different broad measures of market performance.The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Visit the Fund’s website at dodgeandcox.com or call 800‑621‑3979 for current performance figures.
Dodge & Cox Balanced Fund Annual total returns 2011-2020 (%)
Highest/Lowest quarterly results during the time period were: Highest: 15.53% (quarter ended June 30, 2020) Lowest: –21.01% (quarter ended March 31, 2020)
Average Annual Total Returns For the Periods Ended 12/31/2020
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after‑tax returns may differ depending on your individual circumstances. After‑tax return figures do not apply to you if you hold your Fund shares through a tax‑deferred arrangement such as a 401(k) plan or an individual retirement account.